Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of October 31, 2024 and 2023, intangible assets consisted of:
	October 31, 2024	October 31, 2023
Patent right	$7,025	$6,833
Less: Accumulated amortization	(937)	(569)
Totals	$6,088	$6,264

Schedule of Table Presents Future Amortization	The following table presents future amortization as of October 31, 2024:
Year ended October 31,	Amount
2025	351
2026	351
2027	351
2028	351
Thereafter	4,684
$6,088